Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (See Note 7) and a Variable Interest Entity (“VIE”). All intercompany accounts and transactions have been eliminated in consolidation.

As of December 31, 2017 the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE.

During the year ended December 31, 2017, the Company adopted Accounting Standards Update (“ASU”) 2015-17, Balance Sheet Classification of Deferred Taxes—which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The standard provides accounting guidance that will be used along with existing audit standards. The impact of adopting this ASU is immaterial to the financial statements.

During the year ended December 31, 2017, the Company adopted ASU 2016-09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Accounting. The update requires all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. The standard provides accounting guidance that will be used along with existing audit standards. The impact of adopting this ASU was immaterial to the financial statements.

Impairment of Vessels

(d) Impairment of Vessels

Our vessels are reviewed for impairment when events or circumstances indicate the carrying amount of the vessel may not be recoverable. When such indicators are present, a vessel is tested for recoverability and we recognize an impairment loss if the sum of the future cash flows (undiscounted and excluding interest charges that will be recognized as an expense when incurred) expected to be generated by the vessel over its estimated remaining useful life are less than its carrying value. If we determine that a vessel’s undiscounted cash flows are less than its carrying value, we record an impairment loss equal to the amount by which its carrying amount exceeds its fair value. The new lower cost basis would result in a lower annual depreciation than before the impairment.

Considerations in making such an impairment evaluation include comparison of current carrying values to anticipated future operating cash flows, expectations with respect to future operations and other relevant factors. The estimates and assumptions regarding expected cash flows require considerable judgment and are based upon historical experience, financial forecasts and industry trends and conditions.

Drydocking Costs

(e) Drydocking Costs

Each vessel is required to be dry-docked every 30 to 60 months for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the dry-dockings in accordance with ASC Topic 360 “Property, Plant and Equipment” and amortizes these costs on a straight-line basis over the period to the next expected dry-docking. Amortization of dry-docking costs is included in depreciation and amortization in the Consolidated Statements of Income. Costs incurred during the dry-docking period which relate to routine repairs and maintenance are expensed. Where a vessel is newly acquired, or constructed, a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next drydocking based on the expected costs relating to the next drydocking, which is based on experience and past history of similar vessels. Drydocking costs are included within operating activities on the cashflow statement.

Cash and Cash Equivalents

(f) Cash and Cash Equivalents

The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less when purchased, to be cash equivalents. The Company has cash in a U.S. financial institution which is insured by the Federal Deposit Insurance Corporation (“FDIC”) for up to $0.3 million. At December 31, 2017 and 2016 and for the years then ended, the Company had balances in this financial institution in excess of the insured amount. The Company also maintains cash balances in foreign financial institutions which are not covered by the FDIC.

Short-Term Investments

(g) Short-Term Investments

Short-term investments represent funds deposited in money market funds with an original maturity of more than three months when purchased. The Company records its short-term investments at fair value. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s short-term investments are classified within Level 1 of the fair value hierarchy.

Accounts Receivable, net

(h) Accounts Receivable, net

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. At December 31, 2017 and 2016, the Company evaluated its accounts receivable and established an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due based on contractual terms.

Bunkers and lubricant oils

(i) Bunkers and lubricant oils

Bunkers and lubricant oils include bunkers (fuel), for those vessels under voyage charter, and lubricants. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Bunkers and lubricant oils are accounted for on a first in, first out basis and are valued at cost.

Deferred Finance Costs

j) Deferred Finance Costs

Costs incurred in connection with obtaining secured term loan facilities, revolving credit facilities and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Under the Accounting Standards Update (ASU) 2015- 03, Interest—Imputation of Interest the Company has adopted the accounting standard (Subtopic 835-30)—simplifying the presentation of debt issuance cost to present the unamortized debt issuance costs, excluding up front commitment fees, as a direct reduction of the carrying value of the debt.

Deferred Income	(k) Deferred Income Deferred income is the balance of cash received in excess of revenue earned under a time charter or voyage charter arrangement as of the balance sheet date.
Revenue Recognition

(l) Revenue Recognition

The Company employs its vessels on time charters, voyage charters or COA’s. With time charters, the Company receives a fixed charter hire per on-hire day and revenue is recognized on an accrual basis and is recorded over the term of the charter as service is provided. In the case of voyage charters or COA’s, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue for these voyages is recognized on a discharge to discharge basis in determining percentage of completion for all voyage charters, but the Company does not begin to recognize the revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port for its next voyage.

Other Comprehensive Income / (Loss)

(m) Other Comprehensive Income / (Loss)

The Company follows the provisions of ASC Topic 220 “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income and foreign currency translation gains and losses.

Voyage Expenses and Vessel Operating Expenses

(n) Voyage Expenses and Vessel Operating Expenses

When the Company employs its vessels on time charter, it is responsible for all the operating expenses of the vessels, such as crew costs, stores, insurance, repairs and maintenance. In the case of voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to the vessel operating expenses. Voyage expenses consist mainly of in port expenses and bunker (fuel) consumption and are recognized as incurred.

Repairs and Maintenance	(o) Repairs and Maintenance All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance

(p) Insurance

The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance coverage, increased value insurance, demurrage and defense insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition, the Company maintains Directors and Officers insurance.

Share-Based Compensation

(q) Share-Based Compensation

The Company records as an expense in its financial statements the fair value of all equity-settled stock-based compensation awards. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-based (immediate to five years) service conditions. Compensation expense is recognized ratably over the service period.

Critical Accounting Estimates

(r) Critical Accounting Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates.

Foreign Currency Transactions

(s) Foreign Currency Transactions

Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The non U.S. Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. The exchange risk resulting from these transactions is not material.

Income Taxes

(t) Income Taxes

Navigator Holdings Ltd. and its Marshall Islands subsidiaries are currently not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.

The Company has four subsidiaries incorporated in the United Kingdom where the base tax rate is 19%. One UK subsidiary earns management and other fees from fellow subsidiary companies. The second UK subsidiary holds an investment in our VIE and has a loan to our group subsidiary in Poland. The third subsidiary earns management fees from fellow subsidiary companies. The fourth subsidiary was dormant as at December 31, 2017.

The Company has a subsidiary in Poland where the base tax rate is 19%.

The Company has a subsidiary incorporated in Singapore where the base tax rate is 17%. The subsidiary earns management and other fees and receives interest from its VIE, PT Navigator Khatulistiwa,

The Company considered the income tax disclosure requirements of ASC Topic 740 “Income Taxes,” with regard to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. At December 31, 2017 and 2016, there were no accrued interest and penalties for unrecognized tax benefits.

Earnings Per Share

(u) Earnings Per Share

Basic earnings per common share (“Basic EPS”) is computed by dividing the net income available to common stockholders by the weighted-average number of shares outstanding. Diluted earnings per common share (“Diluted EPS”) are computed by dividing the net income available to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding.

Shares granted pursuant to the 2013 Restricted Stock Plan are the only dilutive shares, and these shares have been considered as outstanding since their respective grant dates for purposes of computing diluted earnings per share.

Segment Reporting

(v) Segment Reporting

Although separate vessel financial information is available, Management internally evaluates the performance of the enterprise as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company’s vessels regularly move between countries in international waters over many trade routes, it is impractical to assign revenues or earnings from the transportation of international LPG and petrochemical products by geographic area.

Recent Accounting Pronouncements

(w) Recent Accounting Pronouncements

The following accounting standards issued as of December 31, 2017, may affect the future financial reporting by Navigator Holdings Ltd:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), providing a framework that replaces the existing revenue recognition guidance. The main principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. To achieve this principle, an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation.

The effective date for ASU 2014-09 was deferred by ASU 2015-14 and is now effective for annual and interim periods in fiscal years beginning after December 15, 2017. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (the full retrospective method), or retrospectively with the cumulative effect at the date of initial application (the modified retrospective method). The Company will adopt the standard using the modified retrospective method to incorporate the cumulative effect at the date of initial application for reporting periods presented beginning January 1, 2018.

During the last year the Company has taken part in a series of discussions with a collective of global shipping companies, to ensure key industry specifics have been considered, as well as to consider the differing views within the industry in order to give maximum consideration to the implementation of the new standard.

The Company has assessed the potential impact that the adoption of this guidance will have on its financial statements and footnote disclosures, as well as understanding the implications for the company’s internal processes, systems and controls. The adoption of this standard will have little or no impact on the timing or amounts of revenue recognized for our vessels that operate on time charters.

For vessels undertaking voyage charters or contracts of affreightment, we determined that the period over which revenue is recognized will change as a result of adopting this standard. The current policy recognizes revenue beginning from the later of the previous discharge port or the charter party date across the period to the date discharge is completed. Under the new standard, revenue will be recognized beginning from load port across the period to the date discharge is complete, reducing the period of time over which revenue is recognized. The Company has calculated that the effect of this change would result in an increase in the amount of revenue earned and recognized for the year ended December 31, 2017 by a net of $ 0.5 million.

The adoption of the new revenue recognition standard will also have an impact on related voyage expenses as certain costs incurred to fulfill a contract or performance obligation can be deferred and amortized over the period of the voyage. The Company has calculated that the effect of this change would result in a reduction in the amount of voyage expenses recognized in the financial statements for the year ended December 31, 2017 by a net of $0.2 million.

The Company has also considered the impact on reporting under ASC 606 and has adapted its internal processes and controls to reflect the changes. The Company is also considering the impact on Time Charter Equivalent or “TCE”, a non-GAAP measure which the shipping industry uses extensively to measure the average daily performance of a vessel and what, if any, changes will be made to this measure as the new revenue recognition principles are adopted.

In February 2016, the FASB issued ASU 2016-02, Leases, which, among other things, requires lessees to recognize most leases on-balance sheet. This will increase their reported assets and liabilities—in some cases very significantly. Lessor accounting remains substantially similar to current U.S. GAAP. ASU 2016-02 supersedes Topic 840, Leases. ASU 2016-02 is effective for public business entities, certain not-for-profit entities, and certain employee benefit plans, for annual and interim periods in fiscal years beginning after December 15, 2018. For all other entities it is effective for annual periods in fiscal years beginning after December 15, 2019, and interim periods in fiscal years beginning after December 15, 2020. Early adoption is permitted. ASU 2016-02 mandates a modified retrospective transition method for all entities. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016–13, Financial Instruments – Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity debt securities, among others. ASU 2016–13 is required to be adopted using the modified retrospective method by January 1, 2020, with early adoption permitted for fiscal periods beginning after December 15, 2018. We do not anticipate that the adoption of ASU 2016–13 will have a significant impact on our Consolidated Financial Statements and related disclosures; however, we are currently in the early stages of evaluating the requirements and the period for which we will adopt the standard.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses eight classification issues related to the statement of cash flows:

•	Debt prepayment or debt extinguishment costs;

•	Settlement of zero-coupon bonds;

•	Contingent consideration payments made after a business combination;

•	Proceeds from the settlement of insurance claims;

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	Distributions received from equity method investees;

•	Beneficial interests in securitization transactions; and

•	Separately identifiable cash flows and application of the predominance principle.

This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018. The Company will adopt this standard beginning January 1, 2018. The impact of adopting this ASU will be immaterial to the financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The Company will adopt this standard beginning January 1, 2018. The impact of adopting this ASU will be immaterial to the financial statements.

Vessels In Operation [Member]
Vessels

(b) Vessels in Operation

The cost of the vessels (excluding the estimated initial drydocking cost) less their estimated residual value is depreciated on a straight-line basis over the vessel’s estimated economic life. Management estimates the useful life of each of the Company’s vessels to be 30 years from the date of its original construction.

Vessels Under Construction [Member]
Vessels

(c) Vessels Under Construction

Vessels under construction are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.